Intangible Assets and Contract Liabilities - Amortization of Contract Liabilities Classified Under Time Charter and Bareboat Revenues (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Amortization of contract liabilities
2019	$ (1,518)
2020	(1,518)
2021	(1,518)
2022	(1,518)
2023 and thereafter	$ (649)